REPURCHASE AGREEMENTS (Tables)	8 Months Ended	9 Months Ended
	Dec. 31, 2012	Sep. 30, 2013
Disclosure Of Repurchase Agreements [Abstract]
Schedule of Repurchase Agreements [Table Text Block]
The following table summarizes certain characteristics of the Company's repurchase agreements at December 31, 2012:

	December 31, 2012
	Amount outstanding	Weighted average interest rate
Agency	$59,616,000	0.48%
Non-Agency(1)	3,807,000	2.31%
Total	$63,423,000	0.59%

_____________________________________________________

(1)
At December 31, 2012, the Company had repurchase agreements of  $13,989,000 that were linked to Non-Agency RMBS purchases and were accounted for as Linked Transactions, and as such, the linked repurchase agreements are not included in the above table. (See Note 3).

The following table summarizes certain characteristics of the Company’s repurchase agreements at September 30, 2013 and December 31, 2012:

	September 30, 2013		December 31, 2012
		Weighted		Weighted
	Amount	average	Amount	average
	outstanding	interest rate	outstanding	interest rate
Agency	$338,846,000	0.39%	$59,616,000	0.48%
Non-Agency(1)	38,198,000	2.09%	3,807,000	2.31%
Total	$377,044,000	0.56%	$63,423,000	0.59%

(1) At September 30, 2013 and December 31, 2012, the Company had repurchase agreements of $42,548,000 and $13,989,000, respectively, that were linked to Non-Agency RMBS purchases and were accounted for as Linked Transactions, and as such, the linked repurchase agreements are not included in the above table. (See Note 3).

Schedule Of Remaining Maturities Under Repurchase Agreement [Table Text Block]
At December 31, 2012, the repurchase agreements had the following remaining maturities:

December 31, 2012
< 30 days	$59,616,000
31 to 60 days	3,807,000
61 to 90 days	—
Total	$63,423,000

_____________________________________________________

(1)
At December 31, 2012, the Company had repurchase agreements of  $13,989,000 that were linked to Non-Agency RMBS purchases and were accounted for as Linked Transactions, and as such, the linked repurchase agreements are not included in the above table. (See Note 3).

At September 30, 2013 and December 31, 2012, the repurchase agreements had the following remaining maturities:

	September 30, 2013	December 31, 2012
< 30 days	$315,000,000	$59,616,000
31 to 60 days	62,044,000	3,807,000
Total	$377,044,000	$63,423,000

(1) At September 30, 2013 and December 31, 2012, the Company had repurchase agreements of $42,548,000 and $13,989,000, respectively, that were linked to Non-Agency RMBS purchases and were accounted for as Linked Transactions, and as such, the linked repurchase agreements are not included in the above table. (See Note 3).

Schedule of Repurchase Agreement Counterparties with Whom Repurchase Agreements Exceed 10 Percent of Stockholders' Equity [Table Text Block]
The following table summarizes certain characteristics of the Company's repurchase agreements at December 31, 2012:

	December 31, 2012
Repurchase Agreement Counterparties	Amount Outstanding(1)	Percent of total amount outstanding	Weighted average days to maturity	Company RMBS held as collateral
Merrill Lynch Pierce, Fenner & Smith Inc.	$40,700,000	64.18%	16	$41,198,973
Mizuho Securities USA Inc	10,549,000	16.63%	18	10,874,574
Cantor Fitzgerald & Co	8,367,000	13.19%	9	8,566,297
Citigroup Global Markets Inc	3,807,000	6.00%	44	5,697,236
Total	$63,423,000	100.00%	17	$66,337,080

_____________________________________________________

(1)
At December 31, 2012, the Company had repurchase agreements of  $13,989,000 that were linked to Non-Agency RMBS purchases and were accounted for as Linked Transactions, and as such, the linked repurchase agreements are not included in the above table. (See Note 3).

The following tables summarize certain characteristics of the Company’s repurchase agreements at September 30, 2013 and December 31, 2012:

	September 30, 2013
	Amount	Percent of total	Weighted average	Company RMBS
Repurchase Agreement Counterparties	Outstanding(1)	amount outstanding	days to maturity	held as collateral
North America	$184,744,000	49.00%	18	$196,351,333
Asia (2)	81,235,000	21.54%	34	86,361,215
Europe (2)	53,791,000	14.27%	23	61,033,655
Nomura Securities International, Inc.	45,577,000	12.09%	20	56,260,079
Citigroup Global Markets, Inc.	11,697,000	3.10%	33	17,546,621
Total	$377,044,000	100.00%	23	$417,552,903

(1)  At September 31, 2013, the Company had repurchase agreements of $42,548,000 that were linked to Non-Agency RMBS purchases and were accounted for as Linked Transactions, and as such, the linked repurchase agreements are not included in the above table. (See Note 3).

(2)  Counterparties domiciled in Europe and Asia, or their U.S. subsidiaries.

	December 31, 2012
	Amount	Percent of total	Weighted average	Company RMBS
Repurchase Agreement Counterparties	Outstanding(1)	amount outstanding	days to maturity	held as collateral
North America	$52,874,000	83.37%	17	$55,462,506
Asia (2)	10,549,000	16.63%	18	10,874,574
Total	$63,423,000	100.00%	17	$66,337,080

(1)  At December 31, 2012, the Company had repurchase agreements of $13,989,000 that were linked to Non-Agency RMBS purchases and were accounted for as Linked Transactions, and as such, the linked repurchase agreements are not included in the above table. (See Note 3).

(2)  Counterparties domiciled in Europe and Asia, or their U.S. subsidiaries.